Notional Amounts of Derivative Financial Instruments (Detail) In Millions	Mar. 31, 2011 Fair value hedging derivative financial instruments USD ($)	Mar. 31, 2011 Fair value hedging derivative financial instruments JPY (¥)	Mar. 31, 2010 Fair value hedging derivative financial instruments JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements USD ($)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2010 Fair value hedging derivative financial instruments Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments USD ($)	Mar. 31, 2010 Undesignated derivative financial instruments JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements USD ($)	Mar. 31, 2010 Undesignated derivative financial instruments Interest rate and currency swap agreements JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts USD ($)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts JPY (¥)	Mar. 31, 2010 Undesignated derivative financial instruments Foreign exchange forward and option contracts JPY (¥)
Derivative [Line Items]
Designated derivative financial instruments	$ 7,426	¥ 617,472	¥ 1,168,882	$ 7,426	¥ 617,472	¥ 1,168,882
Undesignated derivative financial instruments							¥ 12,637,230	$ 151,981	¥ 13,355,214	¥ 11,460,275	$ 137,826	¥ 11,868,039	$ 14,155	¥ 1,176,955	¥ 1,487,175